Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 206	$ 287
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		45	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		161	204
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	81	67
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		78	61
Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		16	31
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		3	29
Commodity | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	103	175
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		5	12
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		98	163
Commodity | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	81	64
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		78	58
Commodity | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		2	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	3
Commodity | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	82	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		24	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		58	0
Interest rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	7	18
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		4	17
Interest rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	0	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	3
Interest rate | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet			2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts			2
Foreign currency | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	14	26
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		1	24
Foreign currency | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		14	26
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 1	$ 24

[1]	Excludes $3 million and $7 million of derivative assets at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $2 million and $26 million of derivative assets at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.